SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exercise price			$ 0.01	$ 0.01	$ 0.01
Subsequent Event Member | Compensation for services
Sale of common stock		1,200,000
Net proceeds		$ 12,000
Exercise price	$ 0.01
Subsequent Event Member | Price Appreciation Certificates
Employee benifts	202,700,000
Subsequent Event Member | Price Appreciation Certificates | Bruce Abbott Member
Employee benifts	105,000,000
Subsequent Event Member | Price Appreciation Certificates | David Lifschultz Member
Employee benifts	97,700,000
Subsequent Event Member | Private Placement Member
Sale of common stock		11,800,000
Net proceeds		$ 118,000